Leases (Details) - Schedule of Changes in the Lease Liability - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes in Lease Liability [Line Items]
Balance at beginning	$ 1,841,227	$ 1,721,833
Business combination adjustment		(10,401)
Additions	330,988	421,921
Interest accrual	74,935	73,463
Payments	(352,079)	(354,947)
Terminated contracts	(56,013)	(7,456)
Exchange rate variation	(67,431)	12,317
Balance at Ending	$ 1,771,627	$ 1,856,730